LEASES - Lessor (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
LEASES
Revenue from sales type leases	$ 31,516	$ 45,411	$ 112,908
Financing income on lease receivables	7,397	12,019	12,935
Lease income - operating leases	$ 969,089	$ 911,140	$ 627,347
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Variable lease income	$ 267,428	$ 323,180	$ 482,493
Revenue from maintenance services	74,587	106,745	113,582
Total lease income	1,350,017	1,398,495	1,349,265
Profit at lease commencement on sales type leases	$ 5,000	$ 10,000	$ 15,000